COMMITMENTS AND CONTINGENT LIABILITIES - Book Value of Assets Pledged (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Vessels, rigs and equipment, net	$ 3,552,298	$ 2,654,733
Total assets	4,107,769	3,731,389
Asset Pledged as Collateral without Right
Other Commitments [Line Items]
Vessels, rigs and equipment, net	3,462,000	2,508,000
Total assets	3,497,000	2,564,000
Net Investment In Lease And Leaseback Assets, After Allowance For Expected Credit Losses	$ 35,000	$ 56,000